Average Annual Total Returns - Small-Cap Value ProFund	Investor OneYear	Investor FiveYears	Investor TenYears	Investor InceptionDate	Investor After Taxes on Distributions OneYear	Investor After Taxes on Distributions FiveYears	Investor After Taxes on Distributions TenYears	Investor After Taxes on Distributions and Sales of Shares OneYear	Investor After Taxes on Distributions and Sales of Shares FiveYears	Investor After Taxes on Distributions and Sales of Shares TenYears	Service OneYear	Service FiveYears	Service TenYears	Service InceptionDate	S&P SmallCap 600® Value Index OneYear		S&P SmallCap 600® Value Index FiveYears		S&P SmallCap 600® Value Index TenYears		S&P SmallCap 600® Value Index InceptionDate
Total	22.26%	6.18%	10.23%	Sep. 04, 2001	22.24%	5.58%	9.92%	13.19%	4.75%	8.43%	21.07%	5.14%	9.13%	Sep. 04, 2001	24.54%	[1]	8.26%	[1]	12.52%	[1]	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.